Share capital and reserves - Changes in stock options (Details) - $ / shares										12 Months Ended			24 Months Ended
	Dec. 18, 2024	Oct. 18, 2024	Apr. 08, 2024	Mar. 04, 2024	Feb. 23, 2024	Feb. 09, 2024	Nov. 25, 2022	Jun. 06, 2022	Jan. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Share capital and reserves
Number of warrants balance at ending										2,830,737	1,125,210		1,125,210
Exercise price at beginning										$ 22.31
Number of options granted		810,810			74,950	824,767							555,555
Exercise price balance at ending										$ 3.6	$ 22.31		$ 22.31
Stock options
Share capital and reserves
Number of options balance at beginning												67,332	67,332
Number of options granted	13,000		8,000	39,483			7,776	43,866	14,162		8,000
Number of options expired										(16,642)	(32,318)	(4,896)
Number of warrants balance at ending										147,763	103,922	128,240	103,922
Number of options vested balance at end										109,807
Exercise price at beginning										$ 16.6	$ 21.75	$ 27.89	$ 27.89
Exercise price granted	$ 1.75		$ 5	$ 4.5			$ 12.42	$ 14.4	$ 22.86		2.9
Exercise price expired										22.22	33.65	28.67
Exercise price balance at ending										10.8	$ 16.6	$ 21.75	$ 16.6
Exercise price vested balance at end										$ 12.98